Derivatives - Summary of Derivatives Designated as Cash Flow Hedges (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of gain recognized in Accumulated other comprehensive income (loss)		$ 13,668	$ 12,882	$ (3,842)	$ (2,673)
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net loss	$ (468)	738	1,496	5,424	7,262
Interest Rate Swap | Cash flow hedge
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of gain recognized in Accumulated other comprehensive income (loss)	0	13,668	12,882	(3,842)	(2,673)
Effective portion of loss reclassified from Accumulated other comprehensive income (loss) into Net loss	$ (468)	$ (738)	$ 1,496	$ 5,424	$ 7,262